Changebridge Capital Long/Short Equity ETF
Schedule of Investments
July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Banking - 2.8%
First Republic Bank (d)	1,099	$214,327

Consumer Discretionary Products - 7.2%
LCI Industries (d)	1,475	215,085
Skyline Champion Corp. (a)(d)	5,961	336,200
		551,285
Consumer Discretionary Services - 7.8%
Flutter Entertainment PLC - ADR (a)(b)(d)	1,936	166,690
Planet Fitness, Inc. - Class A (a)(d)	2,772	208,538
Scientific Games Corp. (a)(d)	3,612	222,896
		598,124
Consumer Staple Products - 2.0%
Edgewell Personal Care Co.	3,647	149,819

Health Care - 20.1%
CRISPR Therapeutics AG (a)(b)	1,647	199,320
CVS Health Corp. (d)	3,097	255,069
ModivCare, Inc. (a)	1,042	177,140
Progyny, Inc. (a)(d)	3,300	183,777
Quipt Home Medical Corp. (a)(b)	38,993	215,241
Semler Scientific, Inc. (a)(d)	2,280	269,040
TransMedics Group, Inc. (a)(d)	8,580	244,702
		1,544,289
Industrial Products - 2.8%
Luxfer Holdings PLC (b)(d)	10,207	212,816

Industrial Services - 17.4%
BrightView Holdings, Inc. (a)(d)	15,540	249,106
Civeo Corp. (a)(b)(d)	16,084	349,184
H&R Block, Inc. (d)	10,230	251,147
Sharps Compliance Corp. (a)(d)	22,185	221,406
Sterling Construction Co., Inc. (a)(d)	12,140	266,594
		1,337,437
Media - 16.3%
Criteo SA - ADR (a)(b)(d)	8,972	348,024
Expedia Group, Inc. (a)(d)	1,798	289,244
Liberty Latin America Ltd. - Class C (a)(b)(d)	16,442	227,393
Magnite, Inc. (a)	5,196	157,439
Thryv Holdings, Inc. (a)	6,973	231,643
		1,253,743

Oil & Gas - 5.6%
Chesapeake Energy Corp.	4,421	238,955
Solaris Oilfield Infrastructure, Inc. - Class A	21,808	189,730
		428,685
Software & Technology Services - 6.5%
ICF International, Inc. (d)	2,552	233,686
Sprout Social, Inc. - Class A (a)(d)	2,008	178,391
TransAct Technologies, Inc. (a)(d)	5,311	88,428
		500,505
Technology Hardware & Semiconductors - 8.8%
ASML Holding NV (b)	270	207,020
Sony Group Corp. - ADR (a)(b)(d)	2,563	267,321
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	1,720	200,620
		674,961
Total Common Stocks (Cost $6,517,724)		7,465,991

MONEY MARKET FUNDS - 13.2%
First American Government Obligations Fund - Class X, 0.03% (c)	1,009,976	1,009,976
Total Money Market Funds (Cost $1,009,976)		1,009,976

Total Investments (Cost $7,527,700) - 110.5%		8,475,967
Other Assets & Liabilities, net - (10.5)%		(804,904)
Net Assets - 100.0%		$7,671,063

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	All or a portion of the security has been pledged to cover short positions. As of July 31, 2021, the value of these securities amounts to $3,412,296 or 44.5% of net assets.

Percentages are stated as a percent of net assets.

Changebridge Capital Long/Short Equity ETF
Schedule of Securities Sold Short
July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - (28.6)%
Consumer Discretionary Products - (3.1)%
Carter's, Inc.	1,629	$159,218
Smith & Wesson Brands, Inc.	3,439	80,645
		239,863
Consumer Discretionary Services - (2.5)%
AMC Entertainment Holdings, Inc. - Class A (a)	1,205	44,609
Dave & Buster's Entertainment, Inc. (a)	4,323	143,870
		188,479
Consumer Staple Products - (4.6)%
Beyond Meat, Inc. (a)	682	83,681
Campbell Soup Co.	3,189	139,423
Hormel Foods Corp.	2,705	125,458
		348,562
Health Care - (1.7)%
Novavax, Inc. (a)	729	130,732

Media - (4.8)%
DISH Network Corp. - Class A (a)	5,083	212,927
Roku, Inc. (a)	364	155,905
		368,832
Renewable Energy - (0.1)%
Plug Power, Inc. (a)	398	10,857

Retail & Wholesale, Discretionary - (3.0)%
GameStop Corp. - Class A (a)	302	48,658
KAR Auction Services, Inc. (a)	11,039	181,923
		230,581
Software & Technology Services - (4.6)%
Fastly, Inc. - Class A (a)	2,964	142,479
International Business Machines Corp.	1,503	211,863
		354,342
Technology Hardware & Semiconductors - (4.2)%
Logitech International SA (b)	1,353	147,545
Universal Display Corp.	735	172,350
		319,895
Total Common Stocks (Proceeds $2,115,335)		2,192,143
Total Securities Sold Short (Proceeds $2,115,335) - (28.6)%		$2,192,143

(a)	Non-income producing security.
(b)	Foreign issued security.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$7,465,991	$-	$-	$7,465,991
Money Market Funds	1,009,976	-	-	1,009,976
Total Investments - Assets	$8,475,967	$-	$-	$8,475,967

Securities Sold Short:
Common Stocks*	$2,192,143	$-	$-	$2,192,143
Total Securities Sold Short	$2,192,143	$-	$-	$2,192,143

* See the Schedule of Investments and Schedule of Securities Sold Short for industry classifications.